Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2024
Taxes on Income [Abstract]
Schedule of Composition of Income Tax Benefit (Taxes on Income)	Composition of income tax benefit (taxes on income):
	For the year ended December 31
	2024	2023	2022
	€ in thousands
Current tax expense
Current year	(687)	(932)	(1,826)
	(687)	(932)	(1,826)
Deferred tax income
Creation and reversal of temporary differences	2,111	1,655	174
Adjustments for prior years, net	-	713	-
	2,111	2,368	174
Tax benefit (taxes on income)	1,424	1,436	(1,652)

Schedule of Theoretical Tax on the Pre-Tax Profit and the Tax Expense	Reconciliation between the theoretical tax on the pre-tax profit and the tax expense:
	2024	2023	2022
	€ in thousands

Profit (loss) before taxes on income	(10,567)	976	1,081
Primary tax rate of the Company	23%	23%	23%
Tax benefit (tax expenses) calculated according to the Company’s primary tax rate	2,430	(224)	(249)
Additional tax (tax saving) in respect of:
Different tax rate of foreign subsidiaries	140	(72)	(488)
Neutralization of tax calculated in respect of the Company’s share in profits of equity accounted investees	2,544	994	277
Difference between measurement basis of income (expenses) for tax purposes and measurement basis of income (expenses) for financial reporting purposes	(235)	(47)	(706)
Changes in deferred taxes for tax losses and benefits from previous years for which deferred taxes were not created in the past	156	713	282
Utilization of tax losses and benefits from prior years for which deferred taxes were not created	18	1,363	566
Change in temporary differences for which deferred tax were not recognized	260	106	-
Current year tax losses and benefits for which deferred taxes were not created	(3,639)	(1,275)	(1,199)
Permanent differences	(250)	(122)	(135)

Actual tax benefit (taxes on income)	1,424	1,436	(1,652)

Schedule of Deferred Taxes	Deferred taxes:
	Fixed assets and leases	Swap contract	Carry-forward tax deductions and losses	Total
	€ in thousands
Balance of deferred tax asset (liability) as at January 1, 2024	(1,350)	(1,645)	9,156	6,161
Changes recognized in profit or loss	735	-	1,376	2,111
Changes recognized in other comprehensive income	-	(1,842)	-	(1,842)
Balance of deferred tax asset (liability) as at December 31, 2024	(615)	(3,487)	10,532	6,430

	Financial assets	Fixed assets and leases	Swap contract	Carry-forward tax deductions and losses	Total
	€ in thousands
Balance of deferred tax asset (liability) as at January 1, 2023	(3,642)	(2,124)	14,944	7,562	16,740
Changes recognized in profit or loss	690	774	-	1,594	3,058
Changes recognized in other comprehensive income	235	-	(16,589)	-	(16,354)
Transfer to disposal groups held for sale (see Note 23)	2,717	-	-	-	2,717
Balance of deferred tax asset (liability) as at December 31, 2023	-	(1,350)	(1,645)	9,156	6,161